Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:/Operating Activities
Net income (loss)	$ 9,350,000	$ 8,841,000		$ 32,619,000	$ 29,162,000	$ 21,287,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	502,000	322,000		1,400,000	1,138,000	832,000
Bad debt expense	30,000	15,000		240,000	776,000	293,000
Amortization of capitalized note payable issuance costs	55,000	55,000		222,000	222,000	127,000
Provision for obsolete inventory	60,000	60,000		471,000	497,000	208,000
Non-cash lease expense	58,000	55,000		226,000	218,000	209,000
Changes in operating assets and liabilities:
Accounts payable	2,089,000	275,000		1,605	(884)	1,217
Accrued expenses	(2,847,000)	1,063,000		4,029,000	(528,000)	1,247,000
Accounts receivable	(1,344,000)	(1,261,000)		(752,000)	(1,481,000)	(714,000)
Inventory	377,000	(1,195,000)		(5,762,000)	(904,000)	1,299,000
Other current assets	(1,445,000)	(253,000)		34,000	(684,000)	(604,000)
Deferred revenue	145,000	39,000		(373,000)	(877,000)	175,000
Operating lease liabilities	(61,000)	(59,000)		(239,000)	(230,000)	(222,000)
Net cash used in operating activities	6,969,000	7,957,000		33,720,000	26,425,000	25,354,000
Cash Flows from Investing Activities:/Investing Activities
Purchases of property and equipment	(262,000)	(142,000)		(1,448,000)	(295,000)	(704,000)
Purchases of capitalized software	(220,000)	(344,000)		(2,359,000)	(1,098,000)	(968,000)
Net cash used in investing activities	(482,000)	(485,000)		(3,807,000)	(1,393,000)	(1,672,000)
Cash Flows from Financing Activities:/Financing Activities
Borrowings on line of credit						14,292,000
Payments on line of credit						(16,908,000)
Proceeds from Sponsor note						50,000,000
Payments on note payable	(1,250,000)	(1,250,000)		(5,000,000)	(5,000,000)	(3,195,000)
Note payable issuance costs						(1,108,000)
Capitalized Transaction Costs	(1,577,000)	0		(3,941,000)
Distributions	(2,735,000)	(2,342,000)		(11,402,000)	(13,319,000)	(56,634,000)
Net cash provided by financing activities	(5,562,000)	(3,592,000)		(20,343,000)	(18,319,000)	(13,553,000)
Effect of exchange rate changes on cash and cash equivalents	13,000	(9,000)		(12,000)	9,000	(9,000)
Net increase in cash and cash equivalents	939,000	3,871,000		9,558,000	6,722,000	10,120,000
Cash at beginning of period	26,766,000	17,208,000		17,208,000	10,486,000	366,000
Cash at end of period	27,705,000	21,079,000	$ 17,208,000	26,766,000	17,208,000	10,486,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	304,000	425,000		1,462,000	2,493,000	1,627,000
Cash paid for income taxes	1,000	11,000		171,000	189,000	178,000
Non-cash investing and financing activities
Capital expenditures in accounts payable and capital software	271,000	120,000		282,000	140,000	$ 46,000
Haymaker III [Member]
Cash Flows from Operating Activities:/Operating Activities
Net income (loss)	1,174,482	(3,943,374)	0	11,112,910
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Transaction costs allocated to warrant liabilities	0	962,447	0	966,646
Net gain on investments held in Trust Account			0	(81,791)
Unrealized gain on investments held in Trust Account	(64,273)	(14,405)
Excess of private placement warrants fair value over purchase price	0	3,507,000	0	3,507,000
Change in fair value of convertible promissory note - related party	800	0
Change in fair value of warrant liabilities	(2,351,375)	(619,543)		(18,826,459)
Changes in operating assets and liabilities:
Prepaid expenses	23,183	(577,651)		(320,959)
Due from Sponsor	300	0		(300)
Accounts payable	21,518	559		281,304
Accrued expenses	834,120	8,657		1,830,000
Accrued expenses - related party	137,084	0
Franchise tax payable	(110,874)	49,314		160,874
Net cash used in operating activities	(335,035)	(626,996)		(1,370,775)
Cash Flows from Investing Activities:/Investing Activities
Cash deposited into Trust Account	0	(317,500,000)		(317,500,000)
Proceeds from Trust Account to pay taxes	63,747	0
Net cash used in investing activities	63,747	(317,500,000)		(317,500,000)
Cash Flows from Financing Activities:/Financing Activities
Proceeds from promissory note - related party	208,827	0
Proceeds from initial public offering, net of underwriter's discount paid	0	311,150,000	0	311,150,000
Proceeds from Sponsor note	0	41,500	122,500	41,500
Payments on note payable	0	(164,000)		(164,000)
Proceeds from sale of private placement warrants	0	8,350,000		8,350,000
Capitalized Transaction Costs	0	(329,614)	(145,906)	(377,961)
Proceeds from sale of Class B common stock to Sponsor			25,000	0
Net cash provided by financing activities	208,827	319,047,886	1,594	318,999,539
Net increase in cash and cash equivalents	(62,461)	920,890	1,594	128,765
Cash at beginning of period	130,359	1,594		1,594
Cash at end of period	67,898	922,484	1,594	130,359	1,594
Non-cash investing and financing activities
Deferred underwriting fee payable	11,112,500	11,112,500	$ 0	11,112,500	$ 0
Initial classification of warrant liabilities		28,605,125		28,605,125
Remeasurement of Class A common stock subject to possible redemption to redemption value		33,767,846		33,767,845
Reclassification of deferred offering costs to equity upon completion of the initial public offering		$ 145,906		$ 130,355
Proceeds received in excess of initial fair value of convertible promissory note – related party	$ 136,827